Condensed Consolidated Statements of Cash Flows (USD $)	2 Months Ended	9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,437,793)	$ (6,859,017)	$ (5,796,483)	$ (7,589,404)	$ (9,027,197)
Adjustments to reconcile net loss to net cash used by operating activities
Stock based compensation	0	930,873	2,928,485	3,122,944	3,122,944
Consulting services paid by issuance of common stock	0	25,000	44,640	44,640	44,640
Depreciation expense		613	0
Change in assets and liabilities
Increase in prepaid expenses	0	(67,553)	(92,958)	(87,059)	(87,059)
Increase (decrease) in accounts payable and accrued expenses - related party	1,240,636	51,749	(1,190,758)	(988,857)	251,779
Increase (decrease) in accounts payable and accrued expenses	192,342	821,235	(110,037)	(35,705)	156,637
Total adjustments	1,432,978	1,761,917	1,579,372	2,055,963	3,488,941
Net Cash Used in Operating Activities	(4,815)	(5,097,100)	(4,217,111)	(5,533,441)	(5,538,256)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(48,720)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of preferred stock, preferred stock warrants and common stock warrants net of transaction costs	0	0	19,778,000	20,750,000	20,750,000
(Repayment of advances) advances from related party	4,815	0	(4,815)	(4,815)	0
Net Cash Provided by Financing Activities	4,815	0	19,773,185	20,745,185	20,750,000
NET (DECREASE) INCREASE IN CASH	0	(5,145,820)	15,556,074	15,211,744	15,211,744
CASH AT BEGINNING OF PERIOD	0	15,211,744	0	0	0
CASH AT END OF PERIOD	$ 0	$ 10,065,924	$ 15,556,074	$ 15,211,744	$ 15,211,744
DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Conversion of Series A convertible redeemable preferred stock to common stock		304,515	0